Interest Expense - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Interest costs [abstract]
Gross interest expense	$ 1,282.4	₨ 105,375.1	₨ 99,000.2	₨ 92,333.4
Less: Interest capitalized	(36.3)	(2,982.8)	(5,737.1)	(11,492.9)
Total	$ 1,246.1	₨ 102,392.3	₨ 93,263.1	₨ 80,840.5